Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 08, 2020	Aug. 15, 2019	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2022
Commitments and Contingencies
Accrued payroll tax liability			$ 6,150,000	$ 5,420,000	$ 4,630,000
State tax lien amount			71,486	71,486
City tax lien amount					$ 403	$ 9,955	$ 975
Payments made on behalf of related party		$ 54,000	54,000
Threshold proceeds for the applicability of private investment			$ 20,000,000	$ 20,000,000
If proceeds is in between 20 million to 100 million
Commitments and Contingencies
Percentage on proceeds for private investments			20.00%	20.00%
If proceeds is in between 100 million to 200 million
Commitments and Contingencies
Percentage on proceeds for private investments			10.00%	10.00%
Aegus Corporation
Commitments and Contingencies
Consulting fee payable								$ 180,000
Aegus Corporation | For every $1.0 million of capital raised up to $5.5 million
Commitments and Contingencies
Capital raising fee								$ 5,000
Capital raising fee Maximum percentage to total proceeds or consideration received								2.50%
Capital raising fee on non merger and acquisition related equity and debt financing								5.00%
MG Partners, LLC
Commitments and Contingencies
Consulting service term	1 year
Consulting service renewal term	6 months
MG Partners, LLC | If sale occurs during the agreement term | Minimum
Commitments and Contingencies
Percentage on proceeds	2.50%		2.50%
MG Partners, LLC | If sale occurs during the agreement term | Maximum
Commitments and Contingencies
Percentage on proceeds	5.00%		5.00%
MG Partners, LLC | If sale occurs during the agreement term and for a period of two years | Minimum
Commitments and Contingencies
Percentage on proceeds	2.50%		2.50%
MG Partners, LLC | If sale occurs during the agreement term and for a period of two years | Maximum
Commitments and Contingencies
Percentage on proceeds	5.00%		5.00%
Ellenoff Grossman and Schole LLP
Commitments and Contingencies
Outstanding service fee payable			$ 26,716	$ 256,869
Deferred service fee payable			$ 911,717	$ 553,554